Cover	Aug. 24, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 24, 2021
Entity Registrant Name	HYLIION HOLDINGS CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38823
Entity Tax Identification Number	82-2538002
Entity Address, Postal Zip Code	78613
City Area Code	833
Local Phone Number	495-4466
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	HYLN
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001759631
Amendment Flag	false